Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited)		Ordinary Shares Class A CNY (¥) shares		Ordinary Shares Class A USD ($) shares		Ordinary Shares Class B CNY (¥) shares		Ordinary Shares Class B USD ($) shares		Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Statutory Reserves CNY (¥)	Statutory Reserves USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income CNY (¥)	Accumulated Other Comprehensive Income USD ($)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest USD ($)	Class A shares	Class B shares	CNY (¥) shares	USD ($) shares
Balance (in Dollars)		¥ 50,106				¥ 36,894				¥ 428,310,028		¥ 6,647,109		¥ (452,031,693)		¥ 2,254,558		¥ (1,528,352)				¥ (16,261,350)
Balance (in Shares) | shares	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Balance at Dec. 31, 2023		¥ 50,106				¥ 36,894				428,310,028		6,647,109		(452,031,693)		2,254,558		(1,528,352)				(16,261,350)
Balance (in Shares) at Dec. 31, 2023 | shares	[1]	3,724,236		3,724,236		2,858,909		2,858,909
Issuance of ordinary shares and warrants, net of issuance costs		¥ 6,176								30,604,069												30,610,245
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares	[1]	434,783		434,783
Cash contribution from a noncontrolling shareholder																		9,999,557				9,999,557
Share—based compensation										285,507												285,507
Issuance of ordinary shares upon the exercise of stock options		¥ 116																				¥ 116
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares		8,185	[1]	8,185	[1]		[1]		[1]													3,811	3,811
Net loss														(57,233,740)				(1,911,930)				¥ (59,145,670)
Foreign currency translation adjustment																4,800,806		(83)				4,800,723
Balance at Jun. 30, 2024		¥ 56,398				¥ 36,894				459,199,604		6,647,109		(509,265,433)		7,055,364		6,559,192				(29,710,872)
Balance (in Shares) at Jun. 30, 2024 | shares	[1]	4,167,204		4,167,204		2,858,909		2,858,909
Balance (in Dollars)		¥ 56,398				¥ 36,894				459,199,604		6,647,109		(509,265,433)		7,055,364		6,559,192				(29,710,872)
Balance (in Shares) | shares	[1]	4,167,204		4,167,204		2,858,909		2,858,909
Balance (in Dollars)		¥ 176,842				¥ 36,894				780,499,664		6,647,109		(565,218,741)		8,647,353		2,118,703				232,907,824
Balance (in Shares) | shares		12,815,143	[1]	12,815,143	[1]	2,858,909	[1]	2,858,909	[1]											12,815,143	2,858,909
Balance at Dec. 31, 2024		¥ 176,842				¥ 36,894				780,499,664		6,647,109		(565,218,741)		8,647,353		2,118,703				232,907,824
Balance (in Shares) at Dec. 31, 2024 | shares		12,815,143	[1]	12,815,143	[1]	2,858,909	[1]	2,858,909	[1]											12,815,143	2,858,909
Issuance of ordinary shares and warrants, net of issuance costs		¥ 85,272								330,401,650												330,486,922
Issuance of ordinary shares and warrants, net of issuance costs (in Shares) | shares	[1]	5,952,381		5,952,381
Issuance of ordinary shares upon the exercise of warrants		¥ 8,218								26,545,198												26,553,416
Issuance of ordinary shares upon the exercise of warrants (in Shares) | shares		573,233	[1]	573,233	[1]		[1]		[1]											573,233
Cash contribution from a noncontrolling shareholder										259,280												259,280
Share—based compensation										62,337												62,337
Issuance of ordinary shares upon the exercise of stock options
Issuance of ordinary shares upon the exercise of stock options (in Shares) | shares	[1]	3,811		3,811
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs		¥ 13,140								42,417,624												42,430,764
Issuance of ordinary shares in exchange for cryptocurrencies, net of issuance costs (in Shares) | shares	[1]	913,714		913,714
Net loss														(7,054,541)				(4,723,396)				(11,777,937)	$ (1,645,286)
Foreign currency translation adjustment																(1,841,949)		1,061				(1,840,888)
Balance at Jun. 30, 2025		¥ 283,472		$ 39,599		¥ 36,894		$ 5,154		1,180,185,753	$ 164,862,648	6,647,109	$ 928,549	(572,273,282)	$ (79,942,067)	6,805,404	$ 950,661	(2,603,632)	$ (363,707)			619,081,718	86,480,837
Balance (in Shares) at Jun. 30, 2025 | shares		20,258,282	[1]	20,258,282	[1]	2,858,909	[1]	2,858,909	[1]											20,258,282	2,858,909
Balance (in Dollars)		¥ 283,472		$ 39,599		¥ 36,894		$ 5,154		¥ 1,180,185,753	$ 164,862,648	¥ 6,647,109	$ 928,549	¥ (572,273,282)	$ (79,942,067)	¥ 6,805,404	$ 950,661	¥ (2,603,632)	$ (363,707)			¥ 619,081,718	$ 86,480,837
Balance (in Shares) | shares		20,258,282	[1]	20,258,282	[1]	2,858,909	[1]	2,858,909	[1]											20,258,282	2,858,909

[1]	After giving effect of the 10-for-1 reverse stock split effective on November 3, 2024, see Note 12.